Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Current work in progress	$ 19,015	$ 18,165
Current finished goods	413	399
Inventories	$ 19,428	$ 18,564